Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Investment in affiliates
Schedule of balances of investment in affiliates

	As of December 31
	2017		2018		2018
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager (1)	27,571,703		30,487,247		4,434,186
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd. (“Changjiang Jupai”) (2)	8,660,033	25.0%	11,194,270	25.0%	1,628,139	25.0%
Shanghai Wuling Investment Center (“Wuling Center”)	8,380,897	1.2%	6,696,246	1.2%	973,929	1.2%
Shanghai Jupai Hehui Asset Management Co., Ltd. ("Hehui")	4,055,531	49.0%	4,135,930	49.0%	601,546	49.0%
Shanghai Juzhi Investment Management Co., Ltd. (“Juzhi”)	5,317,586	50.0%	3,984,209	50.0%	579,479	50.0%
Shanghai Guochen Equity Management Co., Ltd. (“Guochen”)	3,912,925	8.3%	3,637,499	8.3%	529,052	8.3%
Shanghai Jinyong Investment Management Co., Ltd. ("Jinyong") (3)	—	—	3,321,753	31.0%	483,129	31.0%
Shanghai Runju Financial Information Services Co., Ltd. (“Runju”) (4)	94,014,722	71.2%	—	71.2%	—	71.2%
Beijing Juyuan Information Technology Co., Ltd. (“Juyuan”) (5)	8,376,590	64.0%	—	—	—	—
Shanghai Qihu Financial Information Co., Ltd. (“Qihu”) (6)	5,715,365	30.0%	—	—	—	—
Hengqinhuixun Asset Management Co., Ltd. ("Hengqinhuixun") (7)	4,995,829	40.0%	—	—	—	—
Others	10,921,375		3,805,277		553,455
Total investments	181,922,556		67,262,431		9,782,915

The investments above are accounted for using equity method of accounting.

(1) Shanghai Juxiang invested in private equity funds of funds that the Group serves as general partner or fund manager. Shanghai Juxiang and Scepter held no more than 4% equity interest in these private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

(2) The Group invested RMB 8,000,000 for 40% equity interest in Changjiang Jupai and accounted for the investment with equity method accounting. In January 2017, the Group disposed of a 10% equity interest in Changjiang Jupai to an unrelated party for a consideration of RMB2,000,000. In December 2017, Changjiang Jupai increased the registered capital to RMB 24,000,000, and attracted one more investor, whose investment diluted the Company’s shareholding into 25%.

(3) Jinyong used to be a consolidated subsidiary of the Group in which the Group owned 80% equity interest. In May 2018, the Group sold 49% equity interest in Jinyong to unrelated third parties, determined the Group no longer controlled the entity and as a result deconsolidated Jinyong. The remaining 31% equity interest in Jinyong was re-measured at fair value and has been subsequently accounted for as equity method investment. In December 2018, Jinyong increased paid-in capital by RMB15 million of which the Group invested RMB4.7 million (USD0.68 million) into remain its 31% equity interest.

(4) Runju primarily operates an online platform which facilitates the transfer of debt and equity securities. The total consideration for the acquisition is approximately RMB 90.5 million (USD13.0 million). The Group prepaid RMB77.6  (USD11.2 million) million in December 2015. In March 2016, the Group entered into a binding agreement to acquire approximately 71% of equity interests in Runju from two of its existing shareholders, one of whom is a subsidiary of E-house and considered as a related party to the Group. In September 2017, the transaction was completed. The Group has significant influence but no control over either board of shareholders or directors, according to the Article of the Associate of Runju. As such, Runju is accounted for using equity method of accounting. Under the current legal regime, it is uncertain whether Runju has obtained sufficient business licenses and permits required for operating the business of 100 run.com. As there is substantial doubt on the going concern of its business, an impairment loss of RMB90.8 million was recorded in loss from equity in affiliates for the investment in Runju for the year ended December 31, 2018.

(5) The Group invested RMB 10,000,000 for 64% equity interest in Juyuan in 2016. The Group has significant influence but no control over board of directors, which has the highest authority, according to the Article of the Associate of Juyuan. As such, Juyuan is accounted for using equity method of accounting. Due to change in industry regulation and not optimistic about Juyuan’s future prospects, the Group disposed of the investment in Juyuan in 2018. As of the disposal date, impairment loss of RMB9 million (USD1.3 million) was recorded as loss from equity in affiliates.

(6) The Group invested RMB 4,500,000 for 30% equity interest in Qihu and accounted for the investment with equity method accounting. Its main operating business is asset management and investment advisory service. Due to the expectation of limited future development, the Group disposed of the entire investment in 2018 for RMB0.8 million (USD0.1 million) resulting in an impairment loss of RMB 4.3 million (USD0.6 million) recorded in loss from equity in affiliates.

(7) The Group invested RMB 5,000,000 for 40% equity interest in Hengqinhuixun, which mainly operates in asset management industry. The Group accounted for the investment with equity method accounting. The Group withdrew the investment at the initial investment cost in the year ended December 31, 2018.